Significant accounting judgements, estimates and assumptions	12 Months Ended
Dec. 31, 2025
Significant and Estimated Judgements [Abstract]
Significant accounting judgements, estimates and assumptions
4 Significant accounting judgements, estimates and assumptions

The preparation of the financial statements according to accounting policies described in Note 3 requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts for assets, liabilities, revenues and expenses. Actual results may differ from these estimates.
Information about uncertainties on assumptions and estimates that have a significant risk of resulting in a material adjustment in the future fiscal year is included as follows:
(i)    Estimation fair value of certain financial assets
The fair value of financial instruments that are not traded in an active market is determined using valuation techniques. The Group uses its judgment to select a variety of methods and make assumptions that are mainly based on market conditions existing at the end of each reporting period.
(ii)    Expected credit losses on financial assets
The expected credit losses for financial assets are based on assumptions about risk of default and expected loss rates. The Group uses judgement in making these assumptions and selecting the inputs to the impairment calculation, based on the Group’s history and existing market conditions, as well as forward-looking estimates at the end of each reporting period.
(iii)    Recognition of deferred tax asset for carried-forward tax losses
Deferred tax assets are recognized for all unused tax losses to the extent that sufficient taxable profit will likely be available to allow the use of such losses. Significant judgment from management is required to determine the amount of deferred tax assets that can be recognized, based on the likely timing and level of future taxable profits, together with future tax planning strategies.
The Group has concluded that the deferred assets will be recoverable using the estimated future taxable income based on the approved business plans and budgets for the subsidiaries where a deferred tax asset has been recognized.
(iv)    Property and equipment and intangible assets useful lives
Property and equipment and intangible assets include the use of estimates to determine the useful life for depreciation and amortization purposes. Useful life determination requires estimates in relation to the expected technological advances and alternative uses of assets. There is a significant element of judgment involved in making technological development assumptions, since the timing and nature of future technological advances are difficult to predict.
(v)    Impairment of non-financial assets, including goodwill
The Group assesses, at each reporting date, whether there is an indication that an asset may be impaired. Intangible assets with indefinite useful lives and goodwill are tested for impairment annually at the level of the cash generating units (“CGUs”), as appropriate, and when circumstances indicate that the carrying value may be impaired.
Impairment exists when the carrying value of an asset or cash generating unit exceeds its recoverable amount, which is the higher of its fair value less costs to sell and its value in use. Technological obsolescence, suspension of certain services and other changes in circumstances that demonstrate the need for recording a possible impairment are also regarded in estimates.
(vi)    Provision for contingent liabilities
Provisions for the judicial and administrative proceedings are recorded when the risk of loss of administrative or judicial proceedings is considered probable and the amounts can be reliably measured, based on the nature, complexity and history of lawsuits and the opinion of legal counsel internal and external.
Provisions are made when the risk of loss of judicial or administrative proceedings is assessed as probable and the amounts involved can be measured with sufficient accuracy, based on best available information. They are fully or partially reversed when the obligations cease to exist or are reduced. Given the uncertainties arising from the proceedings, it is not practicable to determine the timing of any outflow (cash disbursement).
(vii)    Share-based payments
Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model, including the expected life of the share option or appreciation right.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events.
(viii)    Retirement plans and insurance liabilities (under the scope of IFRS 17)
(i) Retirement plans contracts (“VFA”)
The assumptions used to measure retirement plans contracts are as follows, and are reviewed periodically, based on best practices and analysis of the Group's experience:
a) Discount rates:
For cashflows arising from retirement plans contracts with insurance risk with direct participation features, the Company applies the Variable Fee Approach (VFA). In such cases, in accordance with IFRS 17, the discount rate reflects the variability of the returns on the underlying items and is constructed based on a nominal risk‑free yield curve. The Company adopts the PRE‑ETTJ (nominal yield‑curve) as the reference rate, given its greater consistency with the characteristics of the underlying assets of the pension portfolio, which are predominantly correlated with the CDI and therefore aligned with nominal interest rate structures.
(b) Fulfillment cash flows:
For the retirement plans portfolio (PGBL and VGBL products), during the accumulation phase, account balances are projected until the expected retirement date, at which point the accumulated amounts are converted into annuity payments in accordance with the conversion‑rate assumption. After the conversion, the cash flows reflect the estimated benefit payments according to the annuity type assumptions adopted by the Group. The projected cash flows include, primarily: contributions, commissions, surrender values, administrative/operational expenses, benefits, and claim‑related expenses.
(c) Adjustment for non-financial risk:
The methodology for the non‑financial risk adjustment described below is also applied to the retirement plans portfolio (Value‑at‑Risk (VaR) and stochastic simulations via Monte Carlo). For this portfolio, the simulations incorporate stochastic shocks to mortality assumptions and to the annuity‑conversion rate, capturing the variability and uncertainty inherent to the cash flows projected throughout the contractual lifecycle (accumulation, conversion, and annuity payment phases).
(ii) Insurance contracts (“BBA”)
The assumptions used to measure insurance contracts are as follows, and are reviewed periodically, based on best practices and analysis of the Group's experience:
(a) Discount rates:
For cash flows of insurance contracts without participation features, the approach adopted to determine the discount rates was the Bottom-up approach. This approach considers a risk-free interest rate structure, using the parameters of the IPCA (Brazilian inflation index) curve, provided by ANBIMA, adding an adjustment to reflect the illiquidity premium of insurance contracts. The illiquidity premium was determined as the difference between the risk spread of the debentures traded and the credit risk associated with these debentures, measured using an estimate of expected losses based on data disclosed by risk-rating agencies. To reflect the illiquidity characteristic of insurance contracts, the proportion of cancellation volume over the Company's premium volume in each period analyzed was used as a parameter for the numerical estimate of this behavior.
(b) Fulfillment cash flows:
The Group models and estimates the fulfillment cash flows segregating them between LRC and LIC. The portfolios of insurance contracts were defined considering risks with similar characteristics and when the contracts included in these portfolios are managed together, ensuring that the cash flow projection is consistent from a statistical point of view. The assumptions used in the construction of these cash flows also take into account the level characteristics and particularities of each portfolio.
Fulfillment cash flows of the LRC were projected using a deterministic model, in an unbiased way, considering the expected cash inflows and outflows, taking into consideration the characteristics of the products calculated by each model. For the LIC, the volume of expected claims to be paid is represented by the claims projected up to the payment date. The claims reserves are liabilities constituted to honor future commitments on behalf of the Group’s policyholders.
(c) Adjustment for non-financial risk:
The Risk Adjustment was determined using a Value at Risk (VaR) method, based on a quartile analysis. This approach uses a particular confidence level in the VaR methodology. The best estimate of future cash flows is calculated using different scenarios (incorporating a determined level of uncertainty in these scenarios as a result of non-financial risk). The stochastic simulations of the parameters applied in the model for calculating the present value of the best estimate of cash flows also consider a reference distribution of the best estimate of cash flows.
The Group applies a confidence level set at 85%, reflecting the Group's risk appetite and VaR is used to determine the best estimate of the cash flows corresponding to this percentile.